Commitments and Contingencies - Schedule of Future Amounts Due Under Sponsored Study and Research Agreements (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Amounts Due Under Sponsored Study and Research Agreements [Abstract]
2026	$ 1,823,000
Total	$ 1,823,000